ZEA CAPITAL

formed by IOWA CORN GROWERS ASSOCIATION



INVEST IN MAIN STREET, NOT WALL STREET.

The following information contains, or may be deemed to contain, "forward-looking statements" within the meaning of Section 27A of the Securities Act of 1933, as amended. These forward-looking statements include all statements regarding the current intent, belief or expectations regarding matters covered and all statements which are not statements of historical fact. By their nature, forward-looking statements involve risks and uncertainties because they relate to events and depend on circumstances that may or may not occur in the future. The future results of the issuer may vary from the results expressed in, or implied by, forward-looking statements, possibly to a material degree. Since these factors can cause results, performance and achievements to differ materially from those discussed in this presentation, you are cautioned not to place undue reliance on the forward-looking statements. Zea Capital Fund LLC (the "Fund") will update these forward-looking statements to reflect any material changes occurring prior to the completion of the offering. For a discussion of some of the important factors that could cause results to differ from those expressed in, or implied by, the forward-looking statements contained herein, please refer to the Fund's registration statement (SEC File No. 333-163888), in particular, the "Risk Factors" section. The forward-looking statements in this document are excluded from the safe harbor protection of Section 27A of the Securities Act of 1933.

The Fund is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. The Fund will only offer its securities pursuant to its Prospectus in the form most recently filed with the Securities and Exchange Commission (the "Prospectus"). Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither this presentation nor the content herein constitutes an offer to sell or a solicitation of an offer to buy units of the Fund and is not incorporated by reference into the Prospectus. Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52402.

Nations Financial Group, Inc. is a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.

Nations Financial Group, Inc. has been engaged to act as lead placement agent of the Fund but is not an affiliate of the Fund, the Iowa Corn Growers Association or AAVIN Equity Advisors, LLC, the manager of the Fund.

The Team

ZEA CAPITAL

formed by IOWA CORN GROWERS ASSOCIATION

ĀAVIN

Private Equity | Growth Capital

(Plus)
Network of Financial Advisors

Planning for Your Future is a Priority



Zea Fund Structure


Individual Investors - $25,000 min.
ZEA
CAPITAL
20-25 Small Private Companies
Year 1
Year 5

Where to Invest?



AAVIN Geographic Focus – Middle America



AAVIN I Investment Mix


Telecom
Consumer Products
Software Related
Retail
Manufacturing/
Industrial
Publishing/Media
Professional,
Scientific & Technical
Services
Marketing Services
Medical/Life
Sciences

Zea Fund Structure


Year 5
Year 10+
ZEA
CAPITAL
Investors
Aavin

Sharing of Proceeds –

- 80% to investors / 20% to manager
  - But not until
    - Return of your investment, and
    - 8% annual return to investors

(No guarantee of return of investment or any gain)

- Management Fee – 2.5%

Summary

- Fund Sponsored by ICGA
- $25,000 Minimum Investment
  - 20-25 Privately Owned Companies
- Professionally Managed Portfolio
  By AAVIN

So……How can you get involved?

How to Invest in Zea Capital Fund

- Be or become a state Corn Grower Association member
- Financial Advisor will assist you:
  - Assess fit with existing portfolio and investment objectives
  - Complete the documentation required
- Fill out card indicating your interest
- Questions



THANK YOU!

ZEA
CAPITAL

formed by IOWA CORN GROWERS ASSOCIATION

INVEST IN MAIN STREET,
NOT WALL STREET.